Compensation and benefits	12 Months Ended
Dec. 31, 2012
Compensation and benefits
11 Compensation and benefits
in	2012	2011	2010

Compensation and benefits (CHF million)

Salaries and variable compensation	10,924	11,474	12,481

Social security	769	865	928

Other [1]	837	874	1,190

Compensation and benefits [2]	12,530	13,213	14,599

1 Includes pension and other post-retirement expense of CHF 532 million, CHF 610 million, CHF 483 million in 2012, 2011 and 2010, respectively, and the UK levy on variable compensation of CHF 404 million in 2010. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 456 million and CHF 715 million in 2012 and 2011, respectively.

Plus Bond
As part of the 2012 annual compensation, the Group awarded a portion of variable compensation to managing directors and directors in Investment Banking for services performed in 2012 in the form of Plus Bond awards.

Plus Bond units are cash-based awards linked to a portfolio of asset-backed securities originated and managed in Investment Banking. These awards provide recipients with semi-annual payments and a final settlement in 2016 in cash or shares at the Group’s discretion, based on the initial award value less portfolio losses after a first loss retained by the Group. The Plus Bond unit constitutes a transfer of risk from the Group to these employees.

As of the December 31, 2012 grant date, the Plus Bond awards granted to managing directors and directors in Investment Banking had a fair value of CHF 187 million and were fully vested and expensed. Compensation expense will be updated at each reporting period date to reflect any change in the underlying fair value of the Plus Bond units until the awards are settled.

> Refer to “Note 27 – Employee deferred compensation” for further information on Plus Bond awards.

Bank
Compensation and benefits
11 Compensation and benefits
in	2012	2011	2010

Compensation and benefits (CHF million)

Salaries and variable compensation	10,647	11,159	12,156

Social security	751	842	903

Other [1]	1,048	1,187	1,642

Compensation and benefits [2]	12,446	13,188	14,701

1 Includes pension and other post-retirement expense of CHF 747 million, CHF 926 million and CHF 939 million in 2012, 2011 and 2010, respectively, and the UK levy on variable compensation of CHF 404 million in 2010. 2 Includes severance and other compensation expense relating to headcount reductions of CHF 427 million and CHF 576 million as of 2012 and 2011, respectively.